SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund

June 30, 2021 (Unaudited)
Principal Amount		Value
U.S. Government Agency Backed Mortgages — 28.68%
Fannie Mae — 10.70%
$90,094	Pool #468942, 4.67%, 9/1/26	$103,325
89,073	Pool #AM4271, 4.41%, 9/1/28	104,054
142,153	Pool #AM4668, 3.76%, 11/1/23	149,721
132,826	Pool #AM4724, 3.95%, 11/1/25	146,773
50,000	Pool #AN0360, 3.95%, 12/1/45	59,629
249,666	Pool #AN0959, 2.92%, 5/1/31	276,737
90,940	Pool #AN1381, 2.56%, 8/1/26	96,777
50,000	Pool #AN6149, 3.14%, 7/1/32	56,896
94,104	Pool #AN7354, 3.03%, 11/1/27	103,179
94,248	Pool #AN7868, 3.06%, 12/1/27	103,555
94,158	Pool #AN8300, 3.03%, 2/1/30	104,192
96,644	Pool #AN8422, 3.71%, 4/1/33	114,270
97,828	Pool #AN8458, 2.97%, 2/1/25	104,076
241,220	Pool #AN9483, 3.43%, 6/1/28	271,181
41,930	Pool #BJ0657, 4.00%, 2/1/48	44,635
55,877	Pool #BJ2670, 4.00%, 4/1/48	59,481
62,054	Pool #BJ3178, 4.00%, 11/1/47	67,789
75,082	Pool #BJ3251, 4.00%, 1/1/48	80,967
61,074	Pool #BJ4987, 4.00%, 3/1/48	66,752
38,535	Pool #BJ5158, 4.00%, 4/1/48	41,021
59,471	Pool #BJ9439, 4.00%, 2/1/48	64,046
66,591	Pool #BJ9477, 4.00%, 4/1/48	71,713
114,909	Pool #BK7924, 4.00%, 11/1/48	122,320
96,578	Pool #BL1459, 3.84%, 2/1/29	111,132
244,871	Pool #BL1581, 3.89%, 2/1/29	282,384
300,000	Pool #BL7153, 1.81%, 6/1/35	299,158
159,618	Pool #BO1263, 3.50%, 6/1/49	169,868
976,266	Pool #BP3417, 2.50%, 5/1/51	1,010,992
272,649	Pool #BP8741, 2.50%, 6/1/50	282,202
361,188	Pool #BQ7523, 2.00%, 11/1/50	365,338
433,806	Pool #BQ7524, 2.50%, 10/1/50	449,033
933,467	Pool #BR1037, 2.50%, 5/1/51	966,671
1,717,263	Pool #BR2051, 2.50%, 6/1/51	1,778,380
300,000	Pool #BS0915, 1.62%, 3/1/31	302,256
1,128,599	Pool #BT0853, 2.50%, 5/1/51	1,169,350
45,842	Pool #CA1066, 4.00%, 1/1/48	49,056
22,858	Pool #CA1068, 3.50%, 1/1/48	24,171
93,642	Pool #CA2595, 4.50%, 11/1/48	100,728
24,185	Pool #CA2597, 4.00%, 11/1/48	25,745
87,954	Pool #CA2912, 4.00%, 12/1/48	95,453
107,919	Pool #CA3132, 4.00%, 2/1/49	115,919
45,932	Pool #CA3174, 4.00%, 2/1/49	49,466
275,620	Pool #CA3451, 3.50%, 5/1/49	290,125
198,672	Pool #CA3456, 3.50%, 5/1/49	211,333
392,483	Pool #CA9048, 2.00%, 2/1/51	396,993

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$1,012,118	Pool #CB0437, 2.50%, 5/1/51	$1,048,119
1,057,842	Pool #CB0480, 2.50%, 5/1/51	1,095,490
1,052,650	Pool #CB0576, 2.50%, 5/1/51	1,090,114
1,830,914	Pool #CB0582, 2.50%, 5/1/51	1,896,076
1,857,044	Pool #CB0675, 2.50%, 5/1/51	1,923,135
1,027,330	Pool #CB0689, 2.50%, 6/1/51	1,063,892
1,922,205	Pool #CB1003, 2.50%, 7/1/51	1,990,765
		21,066,433
Freddie Mac — 17.73%
89,298	Pool #Q59453, 4.00%, 11/1/48	95,085
243,055	Pool #QB5731, 2.00%, 11/1/50	245,907
236,147	Pool #QB5732, 2.50%, 11/1/50	244,437
927,080	Pool #QC3844, 2.00%, 6/1/51	938,008
367,920	Pool #QC3845, 2.50%, 6/1/51	381,036
119,091	Pool #RA1713, 3.00%, 11/1/49	124,131
117,602	Pool #RA1714, 3.00%, 11/1/49	122,580
130,724	Pool #RA1715, 3.00%, 10/1/49	136,256
233,702	Pool #RA2256, 3.00%, 3/1/50	243,555
240,624	Pool #RA2340, 3.00%, 3/1/50	250,770
246,318	Pool #RA2395, 2.50%, 4/1/50	254,949
449,539	Pool #RA2575, 2.50%, 5/1/50	465,293
146,329	Pool #RA2727, 2.00%, 5/1/50	148,046
146,790	Pool #RA2728, 2.50%, 5/1/50	151,934
446,847	Pool #RA2740, 2.50%, 6/1/50	463,211
396,069	Pool #RA3680, 2.50%, 9/1/50	409,949
237,624	Pool #RA3751, 2.00%, 10/1/50	240,468
394,291	Pool #RA4503, 2.00%, 2/1/51	398,821
446,632	Pool #RA4598, 2.00%, 2/1/51	451,764
384,578	Pool #RA4927, 2.00%, 3/1/51	388,997
520,643	Pool #RA5020, 2.00%, 4/1/51	526,626
1,041,803	Pool #RA5045, 2.50%, 5/1/51	1,078,842
1,417,326	Pool #RA5195, 2.50%, 5/1/51	1,482,950
1,071,348	Pool #RA5197, 2.50%, 5/1/51	1,109,437
1,056,420	Pool #RA5234, 2.50%, 5/1/51	1,093,999
485,831	Pool #RA5237, 2.50%, 5/1/51	503,104
1,834,811	Pool #RA5278, 2.50%, 5/1/51	1,900,080
1,831,457	Pool #RA5350, 2.50%, 6/1/51	1,896,606
1,802,231	Pool #RA5379, 2.50%, 6/1/51	1,866,341
1,102,305	Pool #RA5380, 2.50%, 6/1/51	1,141,516
2,067,803	Pool #RA5404, 2.50%, 6/1/51	2,141,521
1,831,327	Pool #RA5452, 2.50%, 6/1/51	1,896,614
1,948,500	Pool #RA5509, 2.50%, 7/1/51	2,017,965
2,214,648	Pool #RA5525, 2.50%, 7/1/51	2,293,601
2,005,081	Pool #RA5541, 2.50%, 7/1/51	2,076,563
1,620,153	Pool #RA5571, 2.50%, 7/1/51	1,677,912
70,559	Pool #V84044, 4.00%, 1/1/48	75,528
55,958	Pool #V84506, 4.00%, 7/1/48	59,708

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$61,255	Pool #V84836, 4.00%, 11/1/48	$65,817
104,279	Pool #V85041, 4.50%, 1/1/49	112,324
60,094	Pool #V85181, 4.00%, 2/1/49	63,996
103,297	Pool #V85351, 4.00%, 3/1/49	111,160
214,747	Pool #V85365, 3.50%, 4/1/49	227,740
186,473	Pool #V85381, 3.50%, 4/1/49	198,324
109,866	Pool #V85445, 3.50%, 4/1/49	116,513
209,027	Series 2018-KF57, Class A, (LIBOR USD 1-Month + 0.540%), 0.63%, 12/25/28(a)	211,113
69,693	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(b)	74,112
85,028	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(b)	91,030
79,115	Series 2018-SB48, Class A10F, 3.37%, 2/25/28(b)	83,158
211,860	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(b)	230,088
1,815,000	Series 2021-SB87, Class A5H, 0.78%, 4/25/41(b)	1,812,693
343,645	Series Q014, Class A1, 1.56%, 1/25/36	333,255
		34,725,433
Ginnie Mae — 0.25%
222,921	Pool #AC3667, 1.66%, 8/15/26	223,655
70,665	Pool #BB3740, 4.00%, 11/15/47	77,425
84,596	Pool #BE3008, 4.00%, 4/20/48	90,731
48,260	Series 2018-2, Class AD, 2.40%, 3/16/59	49,726
45,573	Series 2018-26, Class AD, 2.50%, 3/16/52	46,529
		488,066

Total U.S. Government Agency Backed Mortgages		56,279,932
(Cost $56,249,075)
Corporate Bonds — 26.67%
Communications — 2.18%
250,000	Verizon Communications, Inc., 3.88%, 2/8/29	284,529
693,000	Vodafone Group Plc, 4.13%, 5/30/25	773,717
1,780,000	Vodafone Group Plc, 4.38%, 5/30/28	2,072,128
875,000	Vodafone Group Plc, 5.25%, 5/30/48	1,147,463
		4,277,837
Consumer, Non-cyclical — 17.37%
250,000	Abbott Laboratories, 1.15%, 1/30/28	245,223
545,000	AbbVie, Inc., 3.60%, 5/14/25	595,074
2,030,000	AbbVie, Inc., 3.80%, 3/15/25	2,220,670
995,000	Amgen, Inc., 1.90%, 2/21/25	1,029,409
475,000	Amgen, Inc., 2.20%, 2/21/27	493,447
100,000	Amgen, Inc., 3.15%, 2/21/40	104,084
275,000	Amgen, Inc., 3.20%, 11/2/27	300,270
350,000	Amgen, Inc., 4.40%, 5/1/45	424,851
2,392,000	Astrazeneca Finance LLC, 1.75%, 5/28/28	2,392,817
490,000	Astrazeneca Finance LLC, 2.25%, 5/28/31	497,359
207,000	Baxalta, Inc., 5.25%, 6/23/45	275,566

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$1,000,000	Becton Dickinson and Co., 2.82%, 5/20/30	$1,047,835
350,000	Becton Dickinson and Co., 3.36%, 6/6/24	374,968
1,453,000	Becton Dickinson and Co., 3.73%, 12/15/24	1,582,942
1,089,000	Becton Dickinson and Co., 4.67%, 6/6/47	1,358,433
150,000	Becton Dickinson and Co., 4.69%, 12/15/44	187,310
200,000	Biogen, Inc., 2.25%, 5/1/30	200,710
575,000	Bristol-Myers Squibb Co., 3.20%, 6/15/26	631,428
731,000	Bristol-Myers Squibb Co., 3.40%, 7/26/29	819,556
50,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	63,196
60,000	California Endowment (The), Series 2021, 2.50%, 4/1/51	57,616
200,000	Children’s Hospital Medical Center, 2.82%, 11/15/50	194,064
75,000	Danaher Corp., 2.60%, 10/1/50	71,665
1,000,000	DH Europe Finance II Sarl, 2.05%, 11/15/22	1,023,093
995,000	DH Europe Finance II Sarl, 2.60%, 11/15/29	1,042,530
100,000	DH Europe Finance II Sarl, 3.25%, 11/15/39	107,348
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	91,485
150,000	EMD Finance LLC, 2.95%, 3/19/22(c)	152,175
1,850,000	EMD Finance LLC, 3.25%, 3/19/25(c)	1,987,503
210,000	Gilead Sciences, Inc., 1.20%, 10/1/27	204,827
2,500,000	Gilead Sciences, Inc., 3.65%, 3/1/26	2,757,568
250,000	Gilead Sciences, Inc., 4.80%, 4/1/44	316,800
150,000	Gilead Sciences, Inc., 5.65%, 12/1/41	206,514
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	379,176
2,000,000	Kaiser Foundation Hospitals, Series 2021, 2.81%, 6/1/41	2,046,013
150,000	Kaiser Foundation Hospitals, 3.15%, 5/1/27	164,314
300,000	Mead Johnson Nutrition Co., 4.13%, 11/15/25	337,502
78,000	Medtronic, Inc., 3.50%, 3/15/25	85,630
250,000	Medtronic, Inc., 4.38%, 3/15/35	311,489
150,000	Partners Healthcare System, Inc., Series 2020, 3.19%, 7/1/49	158,398
75,000	Pfizer, Inc., 2.63%, 4/1/30	80,047
3,225,000	Providence Health & Services Obligated Group, (N/A + 0.000%), Series 12-E, 0.12%, 10/1/42(b)	3,225,000
250,000	Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/1/26	266,835
645,000	Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	700,431
1,300,000	Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	1,289,997
150,000	Takeda Pharmaceutical Co. Ltd., 3.18%, 7/9/50	151,390
1,150,000	Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	1,386,099
300,000	Thermo Fisher Scientific, Inc., 2.60%, 10/1/29	315,346
100,000	Trinity Health Corp., 4.13%, 12/1/45	123,245
		34,079,248
Financial — 2.81%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	340,778
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	267,490
1,875,000	BlueHub Loan Fund, Inc., Series 2020, 3.10%, 1/1/30	1,925,259

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$400,000	Bridge Housing Corp., 3.25%, 7/15/30	$436,302
250,000	Century Housing Corp., Series 2019, 4.00%, 11/1/21	252,792
250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	260,277
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	629,739
1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	1,394,816
		5,507,453
Industrial — 0.86%
600,000	Agilent Technologies, Inc., 2.75%, 9/15/29	629,822
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	982,738
70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	68,694
		1,681,254
Utilities — 3.45%
1,534,000	Avangrid, Inc., 3.15%, 12/1/24	1,642,777
1,350,000	Avangrid, Inc., 3.80%, 6/1/29	1,525,822
150,000	MidAmerican Energy Co., 3.10%, 5/1/27	163,940
800,000	MidAmerican Energy Co., 3.65%, 4/15/29	906,611
2,520,000	NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	2,542,417
		6,781,567

Total Corporate Bonds		52,327,359
(Cost $51,602,226)
Municipal Bonds — 25.28%
Alabama — 0.08%
150,000	Water Works Board of the City of Birmingham (The) Revenue, 2.60%, 1/1/27	160,941

Arizona — 0.51%
750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	751,410
250,000	City of Tucson AZ Water System Revenue, 1.88%, 7/1/30	253,055
		1,004,465
Arkansas — 0.05%
100,000	City of Russellville AR Water & Sewer Revenue, Series W, 1.23%, 7/1/26, (Credit Support: BAM)	99,346

California — 4.28%
150,000	California Health Facilities. Financing Authority Revenue, 2.02%, 6/1/24	155,709
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	250,692
400,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	402,564

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	$1,010,760
460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	459,798
100,000	City & County of San Francisco Affordable Housing GO, Series H, 1.95%, 6/15/27	103,236
135,000	City & County of San Francisco Housing GO, Series A, 2.82%, 6/15/24	143,428
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	107,978
300,000	City of Modesto CA Wastewater Revenue, Series A, 0.99%, 11/1/25	300,111
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	351,400
300,000	City of Santa Rosa CA Wastewater Revenue, Series B, 2.32%, 9/1/33	306,588
100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	109,918
210,000	Cucamonga Valley Water District Financing Authority Revenue, Series A, 1.54%, 9/1/27	212,497
150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	157,197
150,000	Kern Community College District GO, 2.54%, 11/1/26	159,858
300,000	Riverside Community College District GO, 0.82%, 8/1/25	299,298
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	208,918
125,000	San Diego County Water Authority Revenue, Series A, 1.17%, 5/1/27	124,385
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	126,136
400,000	Santa Clara Valley Water District Certificate Participation, 1.78%, 6/1/31, Callable 6/1/30 @ 100	396,784
1,060,000	Santa Clara Valley Water District Certificate Participation, 1.88%, 6/1/32, Callable 6/1/30 @ 100	1,050,121
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	615,612
1,250,000	State of California Department of Water Resources Revenue, 0.51%, 12/1/24	1,245,475
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	99,238
		8,397,701
Colorado — 0.95%
1,120,000	Denver City & County Housing Authority Revenue, 0.84%, 8/1/24, (Credit Support: HUD SECT 8), Callable 2/1/24 @ 100	1,119,541
50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	53,488
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	285,499
400,000	Regional Transportation District Sales Tax Revenue, Series A, 0.70%, 11/1/25	397,652
		1,856,180

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
Connecticut — 0.25%
$325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	$325,611
150,000	South Central Connecticut Regional Water Authority Revenue, Series S, 2.86%, 8/1/30, Callable 8/1/29 @ 100	161,247
		486,858
Florida — 1.02%
500,000	City of Deltona FL Utility System Revenue, 0.31%, 10/1/23, (Credit Support: BAM)	497,565
1,500,000	Florida Housing Finance Corp. Revenue, Series A, 0.06%, 9/15/37, Callable 7/15/21 @ 100	1,500,000
		1,997,565
Georgia — 0.94%
75,000	Atlanta Urban Residential Finance Authority Revenue, 2.39%, 12/1/22	76,781
450,000	Carroll County Water Authority Revenue, Series B, 0.73%, 7/1/24	449,082
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	286,248
500,000	Coweta County Water & Sewage Authority Revenue, Series A, 2.00%, 6/1/25	521,360
75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	79,235
425,000	Tift County Hospital Authority Revenue, 1.05%, 12/1/25, (Credit Support: County Guaranteed)	426,874
		1,839,580
Hawaii — 0.21%
150,000	City & County Honolulu Wastewater System Revenue, Series A, 2.00%, 7/1/22	152,627
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	259,290
		411,917
Idaho — 0.26%
500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	513,355

Illinois — 0.76%
1,500,000	Illinois Finance Authority Revenue, 0.06%, 2/15/46, Callable 7/1/21 @ 100	1,500,000

Iowa — 0.38%
650,000	Iowa Finance Authority Revenue, Series B, 0.47%, 8/1/24	647,907
100,000	Northeast Iowa Community College GO, Series N, 3.45%, 6/1/26, Callable 6/1/24 @ 100	107,327
		755,234

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
Kentucky — 0.19%
$370,000	Louisville and Jefferson County Metropolitan Sewer District Revenue, Series C, 0.72%, 5/15/24	$370,525

Louisiana — 0.51%
1,000,000	Louisiana Public Facilities Authority Revenue, Series B-1, 0.03%, 7/1/47, Callable 7/1/21 @ 100	1,000,000

Maryland — 0.12%
225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	225,842

Massachusetts — 0.99%
600,000	Boston Water & Sewer Commission Revenue, 0.97%, 11/1/25	600,204
1,040,000	Massachusetts Bay Transportation Authority Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	1,076,826
250,000	Massachusetts Water Resources Authority Revenue, Series F, 1.86%, 8/1/24	259,765
		1,936,795
Michigan — 1.09%
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	101,367
175,000	Michigan Finance Authority Revenue, 0.65%, 10/1/24	174,139
175,000	Michigan Finance Authority Revenue, 0.65%, 10/1/24	174,139
1,140,000	Pontiac Wastewater Treatment Facility Drainage District Special Assessment, 2.00%, 6/1/23, (Credit Support: County Guaranteed)	1,175,511
300,000	Romulus Community Schools GO, Series B, 1.00%, 5/1/25, (Credit Support: Q-SBLF)	300,084
225,000	State of Michigan GO, 1.54%, 5/15/30	221,526
		2,146,766
Missouri — 0.05%
100,000	Riverview Gardens School District GO, Series B, 3.15%, 4/1/22, (Credit Support: State Aid Direct Deposit)	102,106

Nebraska — 0.18%
100,000	City of Omaha NE Sewer Revenue, Series B, 1.04%, 4/1/26	99,811
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 6/15/24 @ 100	246,435
		346,246
Nevada — 0.64%
250,000	City of Henderson GO, Series A-2, 2.23%, 6/1/28	261,375
1,000,000	Nevada Housing Division Revenue, 0.06%, 4/15/41, Callable 7/15/21 @ 100	1,000,000
		1,261,375

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
New Jersey — 0.13%
$150,000	Mercer County Improvement Authority (The) Revenue, Series A, 4.90%, 9/15/27, (Credit Support: County Guaranteed), Callable 9/15/21 @ 100	$151,302
100,000	Township of Brick GO, 3.00%, 9/1/22	103,213
		254,515
New York — 3.40%
200,000	Nassau Health Care Corp. Revenue, Series A, 0.09%, 8/1/22, (Credit Support: County Guaranteed), Callable 7/1/21 @ 100	200,000
1,500,000	New York City Housing Development Corp. Revenue, Series A, 0.05%, 12/1/37, Callable 7/1/21 @ 100	1,500,000
400,000	New York City Housing Development Corp. Revenue, Series A, 0.05%, 2/15/38, Callable 7/1/21 @ 100	400,000
1,225,000	New York City Housing Development Corp. Revenue, Series A, 0.05%, 5/15/39, Callable 7/1/21 @ 100	1,225,000
100,000	New York City Housing Development Corp. Revenue, Series A, 0.04%, 12/1/39, (Credit Support: Freddie Mac), Callable 7/1/21 @ 100	100,000
570,000	New York State Housing Finance Agency Revenue, Series A, 1.13%, 11/1/25, (Credit Support: SONYMA), Callable 7/1/23 @ 100	567,794
400,000	New York State Housing Finance Agency Revenue, Series A, 0.04%, 5/15/37, (Credit Support: Fannie Mae), Callable 7/1/21 @ 100	400,000
1,160,000	New York State Housing Finance Agency Revenue, 0.02%, 5/1/49, Callable 7/1/21 @ 100	1,160,000
600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	605,364
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	504,095
		6,662,253
North Carolina — 0.56%
1,100,000	Charlotte-Mecklenburg Hospital Authority (The) Revenue, Series F, 0.03%, 1/15/48, Callable 7/1/21 @ 100	1,100,000

Ohio — 0.13%
130,000	City of Cincinnati Revenue, 3.95%, 11/1/28	148,295
100,000	County of Franklin Revenue, 2.88%, 11/1/50, Callable 5/1/50 @ 100	99,608
		247,903
Oregon — 0.56%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	352,891
300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	308,241

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$90,000	State of Oregon GO, 2.77%, 5/1/23	$93,968
345,000	State of Oregon GO, 1.32%, 6/1/27	347,219
		1,102,319
Pennsylvania — 0.58%
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	208,195
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	824,332
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	112,856
		1,145,383
Rhode Island — 0.84%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,329,589
150,000	Rhode Island Infrastructure Bank Revenue, Series R, 2.70%, 10/1/28	161,767
150,000	State of Rhode Island GO, Series B, 3.00%, 5/1/23	157,385
		1,648,741
South Carolina — 0.04%
75,000	Spartanburg Sanitary Sewer District Revenue, 1.19%, 3/1/26	75,520

Texas — 3.84%
930,000	City of Houston TX Combined Utility System Revenue, Series B, 0.81%, 11/15/25	927,145
250,000	City of Houston TX Combined Utility System Revenue, Series C, 2.05%, 11/15/26	262,455
400,000	City of Lubbock TX Water & Wastewater System Revenue, Series C, 1.39%, 2/15/27	402,336
350,000	Dallas Area Rapid Transit Revenue, 1.15%, 12/1/26	350,829
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	818,864
900,000	Harris County Housing Finance Corp. Revenue, 0.06%, 1/15/38, Callable 7/15/21 @ 100	900,000
1,000,000	Harris County Housing Finance Corp. Revenue, 0.06%, 2/15/38, Callable 7/15/21 @ 100	1,000,000
1,500,000	Houston Housing Finance Corp. Revenue, 0.06%, 7/15/37, Callable 7/15/21 @ 100	1,500,000
150,000	State of Texas GO, Series B, 3.13%, 8/1/22	154,643
1,000,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series C, 0.03%, 7/1/47, Callable 7/1/21 @ 100	1,000,000
200,000	United Independent School District GO, 5.00%, 8/15/24, (Credit Support: PSF-GTD)	227,032
		7,543,304
Utah — 1.35%
150,000	Central Utah Water Conservancy District Revenue, Series E, 0.72%, 10/1/25	148,755
1,240,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 0.82%, 7/1/25	1,236,627

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	$522,158
750,000	North Davis County Sewer District Revenue, Series B, 0.79%, 3/1/25	747,885
		2,655,425
Vermont — 0.05%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	105,534

Virginia — 0.18%
200,000	County of Henrico VA Water & Sewer Revenue, Series B, 0.52%, 5/1/24	199,548
150,000	Loudoun County Economic Development Authority Revenue, 2.05%, 12/1/22	153,794
		353,342
Washington — 0.16%
300,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project Revenue, 1.90%, 1/1/27	309,606

Total Municipal Bonds		49,616,642
(Cost $49,321,793)
Commercial Paper — 13.04%
2,000,000	Adventist Health System/Sunbelt, Inc., 0.00%, 7/2/21	1,999,993
1,000,000	Advocate Health Corp., 0.00%, 9/9/21(d)	999,840
1,500,000	Advocate Health Corp., 0.00%, 9/21/21(d)	1,499,431
1,000,000	BJC Health System, 0.13%, 8/12/21(d)	1,000,054
1,500,000	BJC Health System, 0.11%, 9/1/21(d)	1,499,983
1,500,000	Carolinas Healthcare System, 0.00%, 10/19/21(d)	1,499,368
1,500,000	Carolinas Healthcare System, 0.00%, 9/28/21	1,499,419
1,000,000	Che Trinity Health, 0.00%, 7/20/21	999,967
1,750,000	Cincinnati Childrens Hospital Medical Center, 0.04%, 7/1/21(d)	1,750,000
1,500,000	Cincinnati Childrens Hospital Medical Center, 0.08%, 7/6/21(d)	1,500,000
600,000	Harris County Cultural Education Facilities, 0.00%, 7/1/21	600,002
1,500,000	Harris County Cultural Education Facilities, 0.09%, 10/18/21(d)	1,500,011
1,500,000	Massachusetts Health and Educational Facilities Authority, 0.08%, 9/1/21(d)	1,499,983
245,000	Self-Help Federal Credit Union, 0.40%, 12/17/21(d)	245,000
1,500,000	Sentara Healthcare, 0.07%, 7/8/21(d)	1,499,999
1,750,000	Sentara Healthcare, 0.06%, 7/15/21(d)	1,749,999
1,750,000	Sentara Healthcare, 0.06%, 7/21/21(d)	1,749,989
1,000,000	Trinity Health Corp., 0.00%, 7/12/21	999,982
1,500,000	Trinity Health Corp., 0.00%, 8/12/21	1,499,893

Total Commercial Paper		25,592,913
(Cost $25,593,088)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
Asset Backed Securities — 3.76%
$1,000,000	GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 5/20/48(c)	$993,282
901,398	Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/48(c)	898,281
1,289,555	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(c)	1,352,650
479,174	Sunnova Helios II Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(c)	473,592
1,005,000	Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(c)	1,013,423
300,000	Tesla Auto Lease Trust, Series 2018-B, Class B, 4.12%, 10/20/21(c)	300,561
400,000	Tesla Auto Lease Trust, Series 2019-A, Class C, 2.68%, 1/20/23(c)	409,539
1,200,000	Tesla Auto Lease Trust, Series 2019-A, Class D, 3.37%, 1/20/23(c)	1,239,171
190,000	Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24(c)	191,809
500,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(c)	502,213

Total Asset Backed Securities		7,374,521
(Cost $7,385,411)
U.S. Government Agency Obligations — 3.71%
Small Business Administration — 2.44%
622,300	(TBA), 0.00%, 5/1/31(d)	721,299
51,347	(Prime Index - 2.500%), 0.75%, 2/25/28(a)	51,631
104,205	(Prime Index - 2.500%), 0.75%, 4/25/44(a)	105,785
494,802	Certificate of Originator’s Fee, 0.98%, 4/15/31(d)	16,711
74,527	(Prime Index - 0.675%), 2.58%, 9/25/43(a)	80,238
221,213	(Prime Index - 0.675%), 2.58%, 11/25/45(a)	242,195
254,385	(Prime Index + 0.117%), 3.37%, 1/25/46(a)	289,636
450,000	(Prime Index + 0.325%), 3.58%, 6/25/31(a)	500,491
496,562	(Prime Index + 0.325%), 3.58%, 7/25/31(a)	552,650
134,844	(Prime Index + 0.325%), 3.58%, 9/25/44(a)	151,143
312,797	(Prime Index + 0.575%), 3.83%, 4/25/31(a)	346,467
62,847	(Prime Index + 0.595%), 3.85%, 3/25/43(a)	70,225
45,438	(Prime Index + 0.700%), 3.95%, 2/25/28(a)	48,072
53,412	(Prime Index + 1.002%), 4.25%, 11/25/28(a)	57,071
88,353	(Prime Index + 1.224%), 4.47%, 6/25/29(a)	95,172
145,545	(Prime Index + 1.575%), 4.83%, 7/25/30(a)	162,002
81,452	(TBA), 4.83%, 9/25/30(a),(d)	91,331
435,246	(TBA), 4.88%, 2/23/46(d)	537,185
42,500	(TBA), 5.27%, 3/30/28(d)	47,174
37,088	(TBA), 5.58%, 9/23/25(a),(d)	40,845
128,185	(Prime Index + 2.325%), 5.58%, 10/25/30(a)	147,391
111,121	(Prime Index + 2.325%), 5.58%, 1/25/31(a)	129,358

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$167,597	7.08%, 7/25/30(d)	$187,256
88,649	9.08%, 9/25/29(d)	103,701
		4,775,029
U.S. International Development Finance Corp. — 1.27%
1,000,000	0.09%, 7/5/38(d)	1,000,000
1,000,000	1.44%, 4/15/28	1,002,842
500,000	1.65%, 4/15/28(d)	500,000
		2,502,842

Total U.S. Government Agency Obligations		7,277,871
(Cost $7,267,862)

Shares
Investment Company — 4.91%
9,621,659	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	9,621,659

Total Investment Company		9,621,659
(Cost $9,621,659)

Total Investments		$208,090,897
(Cost $207,041,114) — 106.05%
Liabilities in excess of other assets — (6.05)%		(11,864,691)
NET ASSETS — 100.00%		$196,226,206

(a)	Floating rate note. Rate shown is as of report date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(e)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

June 30, 2021 (Unaudited)
Financial futures contracts as of June 30, 2021:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
30 Year U.S. Ultra Treasury Bond	102	September 2021	$653,822	USD	$19,654,125	Barclays Capital Group
Five Year U.S. Treasury Note	20	September 2021	1,973	USD	2,468,594	Barclays Capital Group
Two Year U.S. Treasury Note	75	September 2021	(26,270)	USD	16,524,023	Barclays Capital Group
Total			$629,525

Abbreviations used are defined below:
BAM - Bank of America
GO - General Obligations
LIBOR - London Interbank Offered Rate
PSF-GTD - Permanent School Fund Guarantee
Q-SBLF - Qualified School Bond Loan Fund
SONYMA - State of New York Mortgage Agency
TBA - To-be-announced
USD - United States Dollar